Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,484,727.15
Total Fee Amount	5,452.84
Total Offset Amount	0.00
Net Fee	$ 5,452.84
Offering Table N/A
Offset Table N/A	N/A